Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,371,000
Previously Paid Amount	0.00
Total Fee Amount	879.84
Total Offset Amount	0.00
Net Fee	879.84
Narrative - Max Aggregate Offering Price	$ 6,371,000
Final Prospectus	true